ACQUISITION OF CASINO EQUIPMENT AND RELATED TRANSACTIONS (Details) (USD $)	1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Stock split ratio	0.1
Shares issued for services, shares		4,500,000
Options cancelled		8,600,000
Payment per option	$ 100	$ 100
Officers Directors And Significant Shareholders [Member]
Property, Plant and Equipment [Line Items]
Shares issued for services, shares		17,000,000
Scenario, Forecast [Member]
Property, Plant and Equipment [Line Items]
Shares issued for casino equipment, shares		17,450,535
Stock split ratio		0.1
Annual lease payment	700,000	700,000
Monthly lease payment	58,333	58,333
Lease term		5 years
Lease renewal term		5 years
Compensation commitment	1,235,000	1,235,000
Compensation commitment term		5 years
Shares issued for services, shares		19,977,980
Options cancelled		8,600,000
Consultants [Member] | Officers Directors And Significant Shareholders [Member]
Property, Plant and Equipment [Line Items]
Shares issued for services, shares		17,000,000
Consultants [Member] | Two Shareholders Of Seller [Member]
Property, Plant and Equipment [Line Items]
Compensation commitment	$ 370,000	$ 370,000
Compensation commitment term		5 years